1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Home Life Variable Accumulation Account
         Phoenix Home Life Mutual Insurance Company
         Registration No. 002-78020 and 811-03488

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the final form of Prospectus (version A and C) and Statement of Additional Information (Version A & C) that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on March 29, 2001.

         Please call the undersigned at (860) 403-5995 if you have any questions concerning this filing.

Very truly yours,


/s/ Deborah R. Hesse
---------------------------
Deborah R. Hesse, Market Development Analyst
Phoenix Home Life Mutual Insurance Company